SIX CIRCLES TRUST

270 Park Avenue

New York, New York 10017

July 27, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Six Circles Trust (the “Trust”) on behalf of
The Funds Listed on Appendix A (the “Funds”)
File Nos. 333-225588 and 811-23325

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses for the Funds dated July 9, 2018. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated July 11, 2018 for the Funds.

If you have any questions, please call the undersigned at (212) 464-0642.

Sincerely,

/s/ Abby Ingber

Abby Ingber

Secretary

Appendix A

Six Circles International Unconstrained Equity Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles Ultra Short Duration Fund

INDEX TO EXHIBITS

Exhibit	Exhibit No.

XBRL Instance Document	EX-101.INS

XBRL Schema Document	EX-101.SCH

XBRL Calculation Linkbase Document	EX-101.CAL

XBRL Definition Linkbase Document	EX-101.DEF

XBRL Label Linkbase Document	EX-101.LAB

XBRL Presentation Linkbase Document	EX-101.PRE